Submission	Jun. 01, 2026
Submission [Line Items]
Central Index Key	0000036104
Registrant Name	US BANCORP \DE\
Registration File Number	333-294133
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES